RELATED PARTIES - Finance income from related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTIES
Total finance income from related parties	₽ 1,662	₽ 1,398	₽ 1,267
Business Nedvizhimost
RELATED PARTIES
Total finance income from related parties	827	353	359
Sistema Capital
RELATED PARTIES
Total finance income from related parties	474	465	369
Sistema
RELATED PARTIES
Total finance income from related parties	367	4	48
MTS Bank
RELATED PARTIES
Total finance income from related parties		448	345
Other related parties
RELATED PARTIES
Total finance income from related parties	₽ (6)	₽ 128	₽ 146